Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

(Thousands)	December 31, 2021	December 31, 2020
Raw materials	$45,079	$39,838
Finished goods	14,895	14,577
Green coffee	49,192	29,962
Total inventories	$109,166	$84,377